GOING CONCERN	12 Months Ended
Oct. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2 – GOING CONCERN

The Company’s financial statements have been prepared on a going concern basis, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

In the year ended October 31, 2024, the Company incurred an accumulated deficit of $43,707, generated revenue of $41,055, and had a related party loan of $4,065 as of October 31, 2024. These conditions raised substantial doubt about the Company’s ability to continue as a going concern as of that date.

During the year ended October 31, 2025, the Company achieved improved operating results and strengthened its financial position. Management has evaluated the Company’s financial condition and concluded that no conditions or events raise substantial doubt about the Company’s ability to continue as a going concern for a period of at least one year after the date the financial statements are issued.

The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.